Other Current Liabilities and Accrued Expenses (Details) - Schedule of other current liabilities and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Liabilities and Accrued Expenses [Abstract]
Royalties - IIA payable	$ 1,113	$ 1,026
Accrued commissions	2,454	1,040
Accrued expenses	3,262	3,362
Total	$ 6,829	$ 5,428